Vedder, Price, Kaufman & Kammholz
                         222 North LaSalle Street
                                Suite 2600
                             Chicago, IL 60601
                              (312) 609-7616


October 24, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

Hilliard Lyons Research Trust
1933 Act File No. 333-75851
1940 Act File No. 811-09281

Ladies and Gentlemen:

     On behalf of Hilliard Lyons Research Trust (the "Trust") and in accordance with Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Trust does not differ from that contained in Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A which was filed on October 19, 2001. The text of Post-Effective Amendment No. 2 was filed electronically with the Commission via EDGAR on October 19, 2001.

Very truly yours,


/s/Renee Hardt
Renee Hardt


cc: Joseph Curry